Related Party Balances and Transactions (Details) - Schedule of due from related parties - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal		$ 1,628,438	$ 782,127
Less: allowance for doubtful accounts		(132,345)	(129,254)
Due from related parties, net		1,496,093	652,873
Hengqin Baisheng Investment, GP [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[1]		622,222
Guangzhou Powerbridge Blockchain Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[2]	132,345	129,254
Zongbo Jiang [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[3]		30,651
Ling Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[3]	8,661
Ban Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[3]	706,148
Stewart Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of due from related parties [Line Items]
Subtotal	[3]	$ 781,284

[1]	For the year ended December 31, 2019, the Company incurred consulting fee prepayment $685,167 to Hengqin Baisheng Investment, GP, which was a non-controlling shareholder of Powerbridge Ningbo. The balance of $622,222 as of December 31, 2020 was reclassified to due from related party in 2020. Hengqin Baisheng Investment, GP was no longer a related party along with the disposal of Ningbo Hongqiao on July 5, 2021.
[2]	The Company had consulting fee prepayment of $121,144 to Guangzhou Powerbridge Blockchain Co., Ltd. as of December 31, 2019, which the Company has significant influence over with. In 2020, both parties negotiated to terminate the consulting service. The balance of $129,254 as of December 31, 2020 was reclassified to due from related party and fully allowanced in 2020.
[3]	From time to time, the Company advances funds to senior management for business purpose.